Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 3. Cash and Cash Equivalents

	June 30, 2026	December 31, 2025
Cash and cash equivalents
Cash and money market funds	$10,687,269	$11,553,600
Cash and cash equivalents	$10,687,269	$11,553,600

The Company currently maintains, and may in the future maintain, assets at certain financial institutions in the United States in amounts that are, and in the future may be, in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit of $250,000. At June 30, 2026 and December 31, 2025, the Company had approximately $10,000,600 and $11,303,600 in excess of the FDIC insured limit, respectively. In the event of a failure of any financial institutions where the Company maintains deposits or other assets, the Company may incur a loss to the extent such loss exceeds the FDIC insurance limitation, which could have a material adverse effect on liquidity, financial condition and results of operations. Interest income earned was approximately $93,000 and $115,000 for the three months ended June 30, 2026 and 2025, respectively, and approximately $192,000 and $227,000 for the six months ended June 30, 2026 and 2025, respectively, included in interest income on the condensed consolidated statements of comprehensive loss.

3. Cash and Cash Equivalents

	Year ended December 31
	2025	2024
Cash and cash equivalents
Cash and money market funds	$11,553,600	$10,839,700
Cash and cash equivalents	$11,553,600	$10,839,700

The Company currently maintains, and may in the future maintain, assets at certain financial institutions in the U.S. in amounts that are, and in the future may be, in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit of $250,000. At December 31, 2025 and December 31, 2024, the Company had $11,303,600 and $10,589,700 in excess of the FDIC insured limit, respectively. In the event of a failure of any financial institutions where the Company maintains deposits or other assets, the Company may incur a loss to the extent such loss exceeds the FDIC insurance limitation, which could have a material adverse effect on liquidity, financial condition and results of operations. Interest income earned was $447,500 and $304,800 for the years ended December 31, 2025 and 2024, respectively.